UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR/A

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [X];  Amendment Number: 1

This Amendment (Check only one.):  [X] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Kadem Capital Management, Inc., attn: Kenneth B. Lissak
Address:  767 Third Avenue, 38th Floor
          New York, NY 10017

Form      13F File Number:  28-05407

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kenneth B. Lissak
Title:   Chairman
Phone:   (212) 752-8800

Signature, Place, and Date of Signing:

/s/ Kenneth B. Lissak        New York, New York         September 12, 2000
---------------------        ------------------         -------------------
    [Signature]                [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.     (Check here if all holdings of this reporting
                             manager are reported in this report.)

[ ] 13F NOTICE.              (Check here if no holdings reported are in this
                             report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: Two*

Form 13F Information Table Entry Total: 9

Form 13F Information Table Value Total: $18,535
                                       (thousands)
List of Other Included Managers:

No.       Name
---       ----
(1)       Kenneth B. Lissak
(2)       Adam D. Sender

----------
* Messrs. Lissak and Sender are the Investment Managers of a single investment advisory firm, Kadem Capital Management, Inc., which has investment discretion over the investment portfolios reported herein.

                                                                                        IN-
                                                                                        VEST-
                                                                                        MENT
                                                                                        DIS-   OTHER       VOTING
                          TITLE OF        CUSIP       MARKET      SHARES OR  SH   PUT/  CRE-   MANA-     AUTHORITY
 NAME OF ISSUER            CLASS          NUMBER      VALUE        PRN AMT   PRN  CALL  TION   GERS  SOLE  SHARED  NONE
 --------------            -----          ------      -----        -------   ---  ----  ----   ----  ----  ------  ----
Honeywell, Inc.            Common       438516106    3,368,750    100,000    SH
Interstate Bakeries CP     Common        46072310    1,400,000    100,000    SH
Kmart                      Common       482584109      340,625     50,000    SH
Liberty Media              Common,
                           Series A     001957208    1,818,750     75,000    SH
Microsoft Corp.            Common       594918203      400,000      5,000    SH
Officemax Inc.             Common       67622M108   10,145,500  2,029,100    SH
Qwest Communications       Common       74912110       124,219      2,500    SH
Xerox Corp.                Common       984121103      830,000     40,000    SH
Xerox                      Puts         984121103      106,825        400    SH
                                                   -----------
            TOTAL                                  $18,534,669
                                                   ===========